Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to Coursera’s financial performance and the compensation paid to our NEOs for the years ended December 31, 2024, 2023, 2022, and 2021. Since Coursera completed its IPO in 2021, data from 2020 is excluded from the disclosure.

Pay Versus Performance
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Loss(5) ($)	Company-Selected Measure: Revenue(6) ($)
					Total Stockholder Return(3) ($)	Peer Group Total Stockholder Return(4) ($)

2024	660,000	(21,769,084)	4,633,313	(1,362,579)	19	153	(79,530,000)	694,670,000
2023	606,500	21,167,366	1,147,123	6,956,342	43	122	(116,554,000)	635,764,000
2022	29,124,802	19,912,204	8,187,427	3,364,720	26	77	(175,357,000)	523,756,000
2021	5,379,367	9,345,438	3,236,448	7,133,735	54	120	(145,215,000)	415,287,000

Company Selected Measure Name	Revenue (Company Selected Measure)
Named Executive Officers, Footnote	Mr. Maggioncalda served as our CEO, our principal executive officer (“PEO”), for the entirety of 2021, 2022, 2023, and 2024. Our non-PEO NEOs for 2024 were Mr. Hahn, Mr. Goli, Mr. Cardenas, and Mr. Modica, for 2023 were Mr. Hahn, Ms. Belsky, Mr. Goli, and Mr. Cardenas, for 2022 were Mr. Hahn, Ms. Belsky, Mr. Goli, and Mr. Jacquet, and for 2021 were Mr. Hahn and Ms. Belsky.
Peer Group Issuers, Footnote	The Total Stockholder Return (“TSR”) Peer Group consists of the S&P North American Technology Software Index, an independently prepared index. The amount for 2021 in this column has been corrected from the disclosure contained in our 2023 definitive proxy statement.
PEO Total Compensation Amount	$ 660,000	$ 606,500	$ 29,124,802	$ 5,379,367
PEO Actually Paid Compensation Amount	$ (21,769,084)	21,167,366	19,912,204	9,345,438
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to our PEO and our non-PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid by each person during the applicable year. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each individual’s total compensation for 2024 to determine the compensation actually paid; for information on the calculation of “compensation actually paid” for 2023, 2022, and 2021 please see the “pay versus performance” disclosure in our 2023 and 2022 definitive proxy statements filed with the SEC:

		PEO: 2024	NEO: 2024

	Summary Compensation Table - Total Compensation	$660,000	$4,633,313
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in 2024*	—	(4,006,070)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2024*	—	2,730,235
+	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Years*	(14,176,959)	(1,321,840)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in 2023 that Vested During 2024*	—	216,725
+	Year-over-Year Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During 2023*	(8,252,125)	(1,535,897)

		PEO: 2024	NEO: 2024

	Summary Compensation Table - Total Compensation	$660,000	$4,633,313
—	Fair Value as of Prior Year-End of Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During 2024*	—	(2,079,045)
=	Compensation Actually Paid for 2024	$(21,769,084)	$(1,362,579)
	* Equity values are calculated in accordance with ASC 718, and the valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 4,633,313	1,147,123	8,187,427	3,236,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,362,579)	6,956,342	3,364,720	7,133,735
Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of “compensation actually paid” to our PEO and our non-PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid by each person during the applicable year. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each individual’s total compensation for 2024 to determine the compensation actually paid; for information on the calculation of “compensation actually paid” for 2023, 2022, and 2021 please see the “pay versus performance” disclosure in our 2023 and 2022 definitive proxy statements filed with the SEC:

		PEO: 2024	NEO: 2024

	Summary Compensation Table - Total Compensation	$660,000	$4,633,313
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in 2024*	—	(4,006,070)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2024*	—	2,730,235
+	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Years*	(14,176,959)	(1,321,840)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in 2023 that Vested During 2024*	—	216,725
+	Year-over-Year Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During 2023*	(8,252,125)	(1,535,897)

		PEO: 2024	NEO: 2024

	Summary Compensation Table - Total Compensation	$660,000	$4,633,313
—	Fair Value as of Prior Year-End of Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During 2024*	—	(2,079,045)
=	Compensation Actually Paid for 2024	$(21,769,084)	$(1,362,579)
	* Equity values are calculated in accordance with ASC 718, and the valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
The following graphs show the relationship of compensation actually paid, as calculated under the SEC rules, to our PEO and non-PEO NEOs for 2024, 2023, 2022, and 2021 to (1) the total stockholder return for Coursera and for the S&P North American Technology Software Index, (2) our net loss, and (3) our revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs show the relationship of compensation actually paid, as calculated under the SEC rules, to our PEO and non-PEO NEOs for 2024, 2023, 2022, and 2021 to (1) the total stockholder return for Coursera and for the S&P North American Technology Software Index, (2) our net loss, and (3) our revenue.

Tabular List, Table
As described in greater detail in our Compensation Discussion and Analysis, our executive compensation program reflects a variable pay-for-performance philosophy. The following list presents the corporate performance measures that Coursera considers to have been the most important measures used to link the compensation actually paid to our NEOs, for 2024, to Coursera’s performance (each as defined and described in the “—Compensation Discussion and Analysis” section above):
•Revenue (Company Selected Measure)
•Adjusted EBITDA*
•New Student Degree Revenue*
* See Appendix A for the definition of Adjusted EBITDA and the reconciliation of this non-GAAP financial measure to its comparable GAAP measure. New Student Degree Revenue is a non-GAAP financial measure for which there is no comparable GAAP measure. Non-GAAP financial measures should not be considered in isolation from, or as an alternative to, their comparable GAAP measures.

Total Shareholder Return Amount	$ 19	43	26	54
Peer Group Total Shareholder Return Amount	153	122	77	120
Net Income (Loss)	$ (79,530,000)	$ (116,554,000)	$ (175,357,000)	$ (145,215,000)
Company Selected Measure Amount	694,670,000	635,764,000	523,756,000	415,287,000
PEO Name	Mr. Maggioncalda
Additional 402(v) Disclosure	In accordance with Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock as of the close of the day of our IPO on March 31, 2021. Historic stock price performance is not necessarily indicative of future stock price performance.Net loss amounts reported on a GAAP basis.As noted in our Compensation Discussion and Analysis, for 2024, our HRC Committee determined that revenue continues to be viewed as a key indicator of our business performance and aligned with the creation of stockholder value.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (Company Selected Measure)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name	New Student Degree Revenue** See Appendix A for the definition of Adjusted EBITDA and the reconciliation of this non-GAAP financial measure to its comparable GAAP measure. New Student Degree Revenue is a non-GAAP financial measure for which there is no comparable GAAP measure. Non-GAAP financial measures should not be considered in isolation from, or as an alternative to, their comparable GAAP measures.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,176,959)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,252,125)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,006,070)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,730,235
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,321,840)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,725
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,535,897)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,079,045)